Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	Vanguard International Equity Index Funds
Central Index Key	dei_EntityCentralIndexKey	0000857489
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan. 10, 2012
Vanguard Emerging Markets Stock Index Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a 'dynamic' index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and another comparative index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Emerging Markets Stock Index Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a 'dynamic' index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and another comparative index, which have investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Emerging Markets Stock Index Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a 'dynamic' index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Emerging Markets Stock Index Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a 'dynamic' index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and another comparative index, which have investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Vanguard Emerging Markets Stock Index Fund | Signal
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
StrategyNarrative	rr_StrategyNarrativeTextBlock

The Fund employs an indexing investment approach by investing substantially all (approximately 95%) of its assets in the common stocks included in the FTSE Emerging Transition Index, while employing a form of sampling to reduce risk. The FTSE Emerging Transition Index is a 'dynamic' index that represents the components of the FTSE Emerging Index plus South Korean equity exposure. The FTSE Emerging Transition Index will gradually reduce South Korean equity exposure by approximately 4% each week over a period of 25 weeks while proportionately adding exposure to stocks of companies located in other countries based on their weightings in the FTSE Emerging Index. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world. As of October 31, 2012, the largest markets covered in the Index were China, Brazil, Taiwan, and South Africa (which made up approximately 17%, 16%, 13%, and 11%, respectively, of the Index's market capitalization).

Bar Chart Narrative	rr_BarChartNarrativeTextBlock

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Emerging Markets Index returns are adjusted for withholding taxes. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.